SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net (loss)	$ (2,145,530)	$ (9,075,353)	$ (61,995,758)
Weighted average number of common stock outstanding-basic and diluted	6,572,226	6,406,146	4,422,837	[1],[2]
(Loss) per share - basic and diluted	$ (0.33)	$ (1.42)	$ (0.85)	[1],[2]

[1]	- The computation of basic and diluted share and EPS data was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.
[2]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.